As filed with the Securities and Exchange Commission August 11, 2025

Securities Act File No. 333-238475

Investment Company Act File No. 811-23570

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

☑ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No. __
☑ Post-Effective Amendment No. 170

and/or

☑ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☑ Amendment No. 171

Simplify Exchange Traded Funds

(Exact Name of Registrant as Specified in its Charter)

10845 Griffith Peak Drive, 2/F
Las Vegas, NV 89135
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 646-585-0476

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☑	On August 29, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment to its Registration Statement that was filed on May 30, 2025, accession number 0001829126-25-004079 (Amendment No. 159) to the Trust’s Registration Statement as it relates to the Simplify VettaFi Private Credit Strategy ETF. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 159 under the Securities Act of 1933, as amended and Amendment No. 160 under the Investment Company Act of 1940, as amended, filed on May 30, 2025, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Columbus and State of Ohio, on the 11th day of August 2025.

Simplify Exchange Traded Funds

By:	Paul Kim, President*

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title

Paul Kim*	President, Trustee, and Principal Executive Officer

Fiona Ho**	Treasurer and Principal Financial Officer

Zung Nguyen*	Trustee

Craig Enders*	Trustee

Christopher Caltagirone*	Trustee

*	Pursuant to Powers of Attorney[19]
**	Pursuant to Power of Attorney[22]

By:	/s/ Michael V. Wible
Name:	Michael V. Wible
Title:	Attorney-in-Fact
Date:	August 11, 2025